Business combinations - Narrative (Details) £ in Millions		1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Sep. 06, 2021 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 05, 2021	Sep. 30, 2021 EUR (€)	Sep. 06, 2021 GBP (£)	Mar. 31, 2021 EUR (€)	Mar. 19, 2021 EUR (€)	Mar. 31, 2020 EUR (€)
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percentage)	45.90%					45.90%
Contingent consideration		€ 1,048,187,000	€ 1,048,187,000		€ 1,048,187,000		€ 1,061,742,000		€ 1,052,713,000
Contingent consideration | Level 3 | Recurring fair value measurement
Disclosure of detailed information about business combination [line items]
Contingent consideration		€ 0	0		0
Loss recognized in income statement			€ 9,600,000
Yocuda
Disclosure of detailed information about business combination [line items]
Cash transferred	€ 3,502,000					£ 3.0
Proportion of ownership interest in subsidiary (in percentage)		56.30%		10.40%
Contingent liabilities recognised in business combination	6,800,000
Additional liabilities, contingent liabilities recognised in business combination	4,835,000
Remuneration expense, put option	2,000,000
Software	€ 1,236,000
Relief-from-royalty rate (in percentage)	10.50%					10.50%
Consideration payable	€ 8,337,000
Yocuda | Discount rate
Disclosure of detailed information about business combination [line items]
Discount rate (in percentage)	0.15					0.15
ZigZag
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percentage)								100.00%
Consideration payable								€ 66,400,000
Change in value of put options					€ 600,000